License agreements	12 Months Ended
Dec. 31, 2017
License agreements
License agreements

Note 16. License agreements

On October 17, 2017, the Company entered into the Agreement with Actavis. Under the Licensing Agreement, the Company granted Actavis a non-exclusive license to certain patents owned by the Company by which Actavis has the right to manufacture and market its generic version of Adzenys XR-ODT under its ANDA beginning on September 1, 2025, or earlier under certain circumstances. The Licensing Agreement has been submitted to the applicable governmental agencies (see Note 15).

On July 23, 2014, the Company entered into a Settlement Agreement and an associated License Agreement (the “2014 License Agreement”) with Shire LLC (“Shire”) for a non-exclusive license to certain patents for certain activities with respect to the Company’s New Drug Application (the “NDA”) No. 204326 for an extended-release orally disintegrating amphetamine polistirex tablet. In accordance with the terms of the 2014 License Agreement, following the receipt of the approval from the FDA for Adzenys XR-ODT, the Company paid a lump sum, non-refundable license fee of an amount less than $1.0 million in February 2016. The Company is paying a single digit royalty on net sales of Adzenys XR-ODT during the life of the patents.

On January 26, 2017, the Company sent a letter to Shire, notifying Shire that the Company has made a Paragraph IV certification to the FDA that in the Company’s opinion and to the best of its knowledge, the patents owned by Shire that purportedly cover the Company’s Adzenys ER are invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Adzenys ER. On March 6, 2017, the Company entered into a License Agreement (the “2017 License Agreement”) with Shire, pursuant to which Shire granted the Company a non-exclusive license to certain patents owned by Shire for certain activities with respect to the Company’s NDA No. 204325 for an extended-release amphetamine liquid suspension. In accordance with the terms of the 2017 License Agreement, following the receipt of the approval from the FDA for Adzenys ER, the Company paid a lump sum, non-refundable license fee of an amount less than $1.0 million in October 2017. The Company will also pay a single digit royalty on net sales of Adzenys ER during the life of the relevant Shire patents.

Such license fees are capitalized as an intangible asset and are amortized into cost of goods sold over the life of the longest associated patent. The royalties are recorded as cost of goods sold in the same period as the net sales upon which they are calculated.

Additionally, each of the 2014 and 2017 License Agreements contains a covenant from Shire not to file a patent infringement suit against the Company alleging that Adzenys XR-ODT or Adzenys ER, respectively, infringes the Shire patents.